Other financial liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Other financial liabilities.
Schedule of other financial liabilities

	31 December	31 December	31 December
US$ thousand	2024	2023	2022
Current
Deferred consideration	—	81,129	—
Contingent consideration	23,680	—	—
Contingent royalty liability	5,592	5,587	—
Deferred underwriting discount	—	7,280	9,280
Deferred liabilities	—	500	7,239
Financial liabilities arising from sale and leaseback transaction	213	193	—
	29,485	94,689	16,519

Non-current
Contingent consideration	70,370	84,200	—
Contingent royalty liability	42,069	38,398	—
Redeemable Class A ordinary shares	—	—	264,477
Financial liabilities arising from sale and leaseback transaction	115	329	—
	112,554	122,927	264,477
	142,039	217,616	280,996